Pensions and Other Benefit Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Retirement Plans [Member]
Change in Benefit Obligation
Projected benefit obligation - beginning of year	$ 14,993	$ 13,449
Service cost	638	550	511
Interest cost	853	791	746
Plan participant contributions	54	42
Amendments	(24)
Actuarial losses	1,698	815
Divestitures & acquisitions	14
Curtailments & settlements & restructuring	(6)	(10)
Benefits paid from plan	(659)	(627)
Effect of exchange rates	(137)	(17)
Projected benefit obligation - ending of year	17,424	14,993	13,449
Other Benefit Plans [Member]
Change in Benefit Obligation
Projected benefit obligation - beginning of year	3,572	3,590
Service cost	149	134	137
Interest cost	188	202	174
Plan participant contributions	0	0
Actuarial losses	213	115
Benefits paid from plan	(320)	(476)
Effect of exchange rates	(12)	7
Projected benefit obligation - ending of year	$ 3,790	$ 3,572	$ 3,590